Schedule of Investments (unaudited)
January 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	31,135	$ 5,495,950
General Dynamics Corp.	10,306	2,648,436
General Electric Co.	16,684	3,396,362
L3Harris Technologies, Inc.	4,503	954,681
Lockheed Martin Corp.	8,769	4,059,609
Northrop Grumman Corp.	6,094	2,969,423
RTX Corp.	55,305	7,131,580
Textron, Inc.	4,692	358,985
		27,015,026
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	5,830	662,171
FedEx Corp.	9,378	2,483,951
United Parcel Service, Inc., Class B	30,429	3,475,905
		6,622,027
Automobile Components — 0.0%
Aptiv PLC(a)(b)	5,334	332,948
Automobiles — 0.4%
Ford Motor Co.	163,438	1,647,455
General Motors Co.	45,905	2,270,461
		3,917,916
Banks — 7.4%
Bank of America Corp.	277,910	12,867,233
Citigroup, Inc.	78,751	6,412,694
Citizens Financial Group, Inc.	19,098	908,492
East West Bancorp, Inc.	5,778	594,961
Fifth Third Bancorp	28,251	1,251,802
Huntington Bancshares, Inc.	60,009	1,032,155
JPMorgan Chase & Co.	117,224	31,333,975
KeyCorp	41,201	740,794
M&T Bank Corp.	6,897	1,387,952
PNC Financial Services Group, Inc. (The)	16,594	3,334,564
Regions Financial Corp.	38,157	940,188
Truist Financial Corp.	55,667	2,650,863
U.S. Bancorp	64,861	3,099,059
Wells Fargo & Co.	138,773	10,935,312
		77,490,044
Beverages — 2.0%
Brown-Forman Corp., Class A	1,024	34,120
Brown-Forman Corp., Class B, NVS	6,207	204,893
Coca-Cola Co. (The)	162,857	10,338,162
Constellation Brands, Inc., Class A	3,687	666,610
Keurig Dr. Pepper, Inc.	30,095	966,049
PepsiCo, Inc.	57,304	8,635,140
		20,844,974
Biotechnology — 2.8%
AbbVie, Inc.	73,587	13,532,649
Amgen, Inc.	22,404	6,394,550
Biogen, Inc.(a)	6,097	877,541
BioMarin Pharmaceutical, Inc.(a)	3,203	202,942
Gilead Sciences, Inc.	51,957	5,050,220
Moderna, Inc.(a)	13,945	549,712
Regeneron Pharmaceuticals, Inc.(a)	4,412	2,969,188
Summit Therapeutics, Inc.(a)(b)	2,293	49,300
United Therapeutics Corp.(a)(b)	432	151,705
		29,777,807
Security	Shares	Value
Broadline Retail — 0.1%
Coupang, Inc., Class A(a)	23,508	$ 552,673
eBay, Inc.	11,655	786,480
		1,339,153
Building Products — 0.6%
Allegion PLC	1,306	173,345
Builders FirstSource, Inc.(a)	4,835	808,799
Carrier Global Corp.	35,060	2,292,223
Johnson Controls International PLC	15,851	1,236,378
Masco Corp.	5,581	442,462
Owens Corning	3,598	664,011
Trane Technologies PLC	3,195	1,158,986
		6,776,204
Capital Markets — 4.3%
Ameriprise Financial, Inc.	1,253	680,830
Bank of New York Mellon Corp. (The)	17,972	1,544,334
BlackRock, Inc.(c)	5,775	6,211,013
Blackstone, Inc., Class A, NVS	8,195	1,451,416
Carlyle Group, Inc. (The)	8,963	503,362
Charles Schwab Corp. (The)	59,850	4,950,792
CME Group, Inc., Class A	15,008	3,549,692
Goldman Sachs Group, Inc. (The)	13,084	8,378,994
Intercontinental Exchange, Inc.	14,668	2,344,386
Jefferies Financial Group, Inc.	2,216	170,388
KKR & Co., Inc., Class A	9,892	1,652,656
Morgan Stanley	51,838	7,175,934
Nasdaq, Inc.	6,414	528,129
Northern Trust Corp.	8,323	934,590
Raymond James Financial, Inc.	2,704	455,570
S&P Global, Inc.	4,426	2,307,761
State Street Corp.	12,172	1,236,919
T Rowe Price Group, Inc.	9,233	1,079,522
		45,156,288
Chemicals — 1.8%
Air Products & Chemicals, Inc.	9,279	3,110,877
Albemarle Corp.	4,872	410,174
Celanese Corp., Class A	2,977	211,486
CF Industries Holdings, Inc.	7,247	668,246
Corteva, Inc.	16,477	1,075,454
Dow, Inc.	17,723	692,083
DuPont de Nemours, Inc.	9,764	749,875
Eastman Chemical Co.	4,922	490,477
Ecolab, Inc.	3,399	850,396
International Flavors & Fragrances, Inc.	10,743	935,608
Linde PLC	14,264	6,363,456
LyondellBasell Industries NV, Class A	10,891	824,449
PPG Industries, Inc.	6,386	736,817
RPM International, Inc.	1,777	224,968
Sherwin-Williams Co. (The)	4,354	1,559,428
Westlake Corp.	1,414	161,578
		19,065,372
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	5,024	1,089,555
Veralto Corp.	4,959	512,711
Waste Management, Inc.	8,395	1,849,083
		3,451,349
Communications Equipment — 1.2%
Cisco Systems, Inc.	165,636	10,037,542
F5, Inc.(a)	1,342	398,923

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	13,495	$ 470,436
Motorola Solutions, Inc.	2,985	1,400,711
		12,307,612
Construction & Engineering — 0.0%
AECOM	1,651	174,081
Construction Materials — 0.3%
CRH PLC	28,260	2,798,588
Consumer Finance — 0.8%
American Express Co.	12,089	3,837,653
Capital One Financial Corp.	15,869	3,232,674
Discover Financial Services	4,227	850,007
Synchrony Financial	9,103	627,925
		8,548,259
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	8,128	7,964,465
Dollar General Corp.	9,122	648,209
Dollar Tree, Inc.(a)	8,575	628,976
Kroger Co. (The)	28,293	1,743,981
Performance Food Group Co.(a)	2,348	212,048
Sysco Corp.	12,595	918,427
Target Corp.	19,263	2,656,560
U.S. Foods Holding Corp.(a)	3,192	226,409
Walmart, Inc.	180,702	17,737,708
		32,736,783
Containers & Packaging — 0.4%
Amcor PLC	60,075	583,929
Avery Dennison Corp.	1,544	286,767
Ball Corp.	5,447	303,398
International Paper Co.	21,689	1,206,559
Packaging Corp. of America	3,751	797,688
Smurfit WestRock PLC	20,768	1,102,573
		4,280,914
Distributors — 0.1%
Genuine Parts Co.	5,827	677,389
Pool Corp.	927	319,120
		996,509
Diversified Consumer Services — 0.0%
Service Corp. International	3,225	251,937
Diversified REITs — 0.1%
WP Carey, Inc.	9,035	505,147
Diversified Telecommunication Services — 1.3%
AT&T Inc.	299,065	7,096,812
Verizon Communications, Inc.	175,227	6,902,192
		13,999,004
Electric Utilities — 2.8%
Alliant Energy Corp.	10,606	624,481
American Electric Power Co., Inc.	22,139	2,177,592
Constellation Energy Corp.	7,147	2,143,957
Duke Energy Corp.	32,163	3,601,934
Edison International	15,960	861,840
Entergy Corp.	17,545	1,422,549
Evergy, Inc.	9,548	612,695
Eversource Energy	15,051	868,142
Exelon Corp.	41,417	1,656,680
FirstEnergy Corp.	21,389	851,282
NextEra Energy, Inc.	85,430	6,113,371
NRG Energy, Inc.	8,758	897,170
PG&E Corp.	51,897	812,188
Security	Shares	Value
Electric Utilities (continued)
PPL Corp.	30,669	$ 1,030,478
Southern Co. (The)	45,502	3,819,893
Xcel Energy, Inc.	23,892	1,605,542
		29,099,794
Electrical Equipment — 0.8%
Eaton Corp. PLC	6,842	2,233,502
Emerson Electric Co.	23,781	3,090,341
GE Vernova, Inc.	4,512	1,682,435
Regal Rexnord Corp.	1,732	274,920
Rockwell Automation, Inc.	2,369	659,601
		7,940,799
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	17,044	1,206,374
CDW Corp.	3,460	689,024
Corning, Inc.	15,022	782,346
Flex Ltd.(a)	9,469	394,384
Jabil, Inc.	2,637	428,275
Keysight Technologies, Inc.(a)	4,794	855,010
TE Connectivity PLC	6,913	1,022,917
Teledyne Technologies, Inc.(a)	880	449,970
Trimble, Inc.(a)	2,888	216,484
Zebra Technologies Corp., Class A(a)	525	205,769
		6,250,553
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	16,846	777,948
Halliburton Co.	36,799	957,510
Schlumberger NV	58,952	2,374,587
		4,110,045
Entertainment — 0.7%
Electronic Arts, Inc.	2,892	355,456
Walt Disney Co. (The)	52,943	5,985,735
Warner Bros Discovery, Inc., Class A(a)	92,938	970,273
		7,311,464
Financial Services — 4.3%
Apollo Global Management, Inc.	8,329	1,424,092
Berkshire Hathaway, Inc., Class B(a)	75,052	35,174,621
Corpay, Inc.(a)	702	267,104
Equitable Holdings, Inc.	11,535	627,735
Fidelity National Information Services, Inc.	8,303	676,445
Fiserv, Inc.(a)	12,966	2,801,175
Global Payments, Inc.	6,981	787,806
PayPal Holdings, Inc.(a)	41,788	3,701,581
		45,460,559
Food Products — 1.1%
Archer-Daniels-Midland Co.	19,815	1,015,123
Bunge Global SA	5,873	447,112
Conagra Brands, Inc.	19,847	513,839
General Mills, Inc.	23,199	1,395,188
Hershey Co. (The)	4,032	601,776
Hormel Foods Corp.	12,051	361,289
J M Smucker Co. (The)	4,412	471,599
Kellanova	11,085	905,977
Kraft Heinz Co. (The)	36,673	1,094,322
Lamb Weston Holdings, Inc.	3,876	232,327
McCormick & Co., Inc., NVS	4,319	333,556
Mondelez International, Inc., Class A	55,987	3,246,686
The Campbell’s Co.	8,272	320,705
Tyson Foods, Inc., Class A	7,594	428,985
		11,368,484

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	6,453	$ 919,617
Ground Transportation — 1.0%
CSX Corp.	80,552	2,647,744
JB Hunt Transport Services, Inc.	1,793	306,998
Norfolk Southern Corp.	4,566	1,165,700
U-Haul Holding Co.(a)(b)	169	12,315
U-Haul Holding Co., NVS	2,034	131,681
Union Pacific Corp.	25,243	6,254,963
		10,519,401
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	72,286	9,247,548
Align Technology, Inc.(a)	1,762	386,072
Baxter International, Inc.	21,087	686,593
Becton Dickinson & Co.	12,127	3,002,645
Boston Scientific Corp.(a)	20,496	2,097,971
Cooper Cos., Inc. (The)(a)	1,929	186,245
GE HealthCare Technologies, Inc.	10,632	938,806
Hologic, Inc.(a)	9,691	699,109
Medtronic PLC	53,481	4,857,144
Solventum Corp.(a)	5,756	426,289
Stryker Corp.	6,841	2,676,815
Zimmer Biomet Holdings, Inc.	8,380	917,442
		26,122,679
Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	10,123	1,251,810
Cencora, Inc.	3,058	777,374
Centene Corp.(a)	20,942	1,340,916
Cigna Group (The)	11,631	3,421,957
CVS Health Corp.	52,377	2,958,253
DaVita, Inc.(a)	783	137,965
Elevance Health, Inc.	9,649	3,818,109
HCA Healthcare, Inc.	7,653	2,524,801
Humana, Inc.	5,004	1,467,323
Labcorp Holdings, Inc.	3,573	892,535
McKesson Corp.	4,006	2,382,569
Molina Healthcare, Inc.(a)	1,200	372,492
Quest Diagnostics, Inc.	4,679	763,145
Tenet Healthcare Corp.(a)	1,448	204,009
UnitedHealth Group, Inc.	38,323	20,789,844
Universal Health Services, Inc., Class B	1,041	196,291
		43,299,393
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	3,049	296,820
Healthpeak Properties, Inc.	29,393	607,259
Ventas, Inc.	9,286	561,060
Welltower, Inc.	7,993	1,090,885
		2,556,024
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	29,087	486,044
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	506	2,397,205
Carnival Corp.(a)	42,836	1,185,272
Darden Restaurants, Inc.	2,954	576,739
Expedia Group, Inc.(a)	2,428	415,067
Marriott International, Inc., Class A	6,914	2,009,139
McDonald’s Corp.	21,550	6,221,485
Starbucks Corp.	30,982	3,336,142
		16,141,049
Security	Shares	Value
Household Durables — 0.5%
DR Horton, Inc.	12,385	$ 1,757,431
Garmin Ltd.	1,652	356,584
Lennar Corp., Class A	9,815	1,288,121
Lennar Corp., Class B	428	53,838
NVR, Inc.(a)	50	400,809
PulteGroup, Inc.	5,243	596,549
Toll Brothers, Inc.	2,637	358,131
		4,811,463
Household Products — 1.9%
Clorox Co. (The)	3,154	500,477
Colgate-Palmolive Co.	21,123	1,831,364
Kimberly-Clark Corp.	8,176	1,062,635
Procter & Gamble Co. (The)	98,158	16,293,246
		19,687,722
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	29,510	324,610
Industrial Conglomerates — 0.9%
3M Co.	22,731	3,459,658
Honeywell International, Inc.	27,141	6,071,985
		9,531,643
Industrial REITs — 0.4%
Lineage, Inc.(b)	1,455	87,300
Prologis, Inc.	38,537	4,595,537
		4,682,837
Insurance — 2.9%
Aflac, Inc.	21,096	2,265,288
Allstate Corp. (The)	6,211	1,194,562
American International Group, Inc.	25,901	1,907,868
Aon PLC, Class A	4,754	1,762,878
Arch Capital Group Ltd.	15,607	1,452,543
Chubb Ltd.	15,668	4,259,816
Cincinnati Financial Corp.	3,235	443,357
Everest Group Ltd.	1,830	635,943
Fidelity National Financial, Inc., Class A	10,712	623,117
Hartford Financial Services Group, Inc. (The)	12,095	1,349,197
Loews Corp.	7,841	670,013
Markel Group, Inc.(a)	203	371,242
Marsh & McLennan Cos., Inc.	13,584	2,946,098
MetLife, Inc.	24,292	2,101,501
Principal Financial Group, Inc.	9,833	810,731
Progressive Corp. (The)	7,416	1,827,599
Prudential Financial, Inc.	14,794	1,786,523
Reinsurance Group of America, Inc.	2,737	623,653
RenaissanceRe Holdings Ltd.	2,144	498,652
Travelers Cos., Inc. (The)	4,954	1,214,622
Unum Group	6,602	503,403
W. R. Berkley Corp.	5,169	304,092
Willis Towers Watson PLC	1,805	594,865
		30,147,563
Interactive Media & Services — 3.6%
Alphabet, Inc., Class A	98,996	20,197,164
Alphabet, Inc., Class C, NVS	87,385	17,966,356
		38,163,520
IT Services — 1.8%
Accenture PLC, Class A	16,969	6,532,217
Akamai Technologies, Inc.(a)	4,143	413,886
Cognizant Technology Solutions Corp., Class A	20,994	1,734,314

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
International Business Machines Corp.	38,539	$ 9,854,422
Twilio, Inc., Class A(a)	2,192	321,303
		18,856,142
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	5,030	762,146
Avantor, Inc.(a)(b)	13,066	291,110
Danaher Corp.	26,821	5,974,110
IQVIA Holdings, Inc.(a)	3,148	633,881
Revvity, Inc.	2,568	323,902
Thermo Fisher Scientific, Inc.	10,887	6,507,704
Waters Corp.(a)	909	377,671
West Pharmaceutical Services, Inc.	1,120	382,536
		15,253,060
Machinery — 2.1%
Caterpillar, Inc.	14,986	5,566,400
CNH Industrial NV	37,722	485,859
Cummins, Inc.	3,149	1,121,831
Deere & Co.	10,486	4,997,208
Dover Corp.	1,797	366,013
Fortive Corp.	5,542	450,731
Illinois Tool Works, Inc.	12,291	3,185,336
Otis Worldwide Corp.	6,411	611,738
PACCAR, Inc.	21,486	2,382,368
Parker-Hannifin Corp.	2,697	1,906,914
Pentair PLC	1,605	166,406
Snap-on, Inc.	1,283	455,657
Stanley Black & Decker, Inc.	3,838	338,013
		22,034,474
Media — 0.8%
Charter Communications, Inc., Class A(a)	4,128	1,426,183
Comcast Corp., Class A	159,098	5,355,239
Fox Corp., Class A, NVS	9,656	494,194
Fox Corp., Class B	5,548	269,633
News Corp., Class A, NVS	4,725	132,867
News Corp., Class B	1,304	41,271
Omnicom Group, Inc.	8,131	705,689
		8,425,076
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	30,869	1,106,654
Newmont Corp.	47,321	2,021,553
Nucor Corp.	9,947	1,277,493
Reliance, Inc.	2,312	669,324
Southern Copper Corp.	3,651	334,505
Steel Dynamics, Inc.	6,217	797,019
		6,206,548
Multi-Utilities — 1.0%
Ameren Corp.	11,073	1,043,077
CenterPoint Energy, Inc.	26,909	876,426
CMS Energy Corp.	7,759	512,094
Consolidated Edison, Inc.	14,363	1,346,388
Dominion Energy, Inc.	15,068	837,630
DTE Energy Co.	8,573	1,027,731
NiSource, Inc.	19,401	723,657
Public Service Enterprise Group, Inc.	11,914	995,296
Sempra	26,184	2,171,439
WEC Energy Group, Inc.	13,111	1,301,398
		10,835,136
Office REITs — 0.0%
BXP, Inc.	6,517	476,653
Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.7%
Cheniere Energy, Inc.	9,358	$ 2,092,917
Chevron Corp.	69,336	10,344,238
ConocoPhillips	54,471	5,383,369
Coterra Energy, Inc.	31,016	859,763
Devon Energy Corp.	27,278	930,180
Diamondback Energy, Inc.	7,892	1,297,129
EOG Resources, Inc.	23,430	2,947,260
EQT Corp.	23,472	1,199,889
Expand Energy Corp.	8,437	857,199
Exxon Mobil Corp.	183,000	19,549,890
Kinder Morgan, Inc.	82,104	2,256,218
Marathon Petroleum Corp.	13,402	1,952,805
Occidental Petroleum Corp.	27,953	1,304,007
ONEOK, Inc.	24,306	2,361,814
Phillips 66	17,148	2,021,235
Valero Energy Corp.	13,290	1,767,570
Williams Cos., Inc. (The)	50,709	2,810,800
		59,936,283
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	17,046	1,146,685
Southwest Airlines Co.	25,009	768,026
United Airlines Holdings, Inc.(a)	13,593	1,438,683
		3,353,394
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	4,675	390,035
Kenvue, Inc.	72,103	1,535,073
		1,925,108
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	84,842	5,001,436
Johnson & Johnson	100,335	15,265,970
Merck & Co., Inc.	67,608	6,681,023
Pfizer, Inc.	236,200	6,264,024
Royalty Pharma PLC, Class A	16,689	527,039
Viatris, Inc.	49,865	562,477
Zoetis, Inc., Class A	7,825	1,337,292
		35,639,261
Professional Services — 0.4%
Automatic Data Processing, Inc.	9,437	2,859,505
Jacobs Solutions, Inc.	1,825	255,737
Leidos Holdings, Inc.	1,668	236,906
Paychex, Inc.	4,583	676,772
SS&C Technologies Holdings, Inc.	5,223	422,802
		4,451,722
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	3,493	505,577
Jones Lang LaSalle, Inc.(a)	858	242,642
Zillow Group, Inc., Class A(a)(b)	1,268	100,426
Zillow Group, Inc., Class C, NVS(a)(b)	3,778	310,627
		1,159,272
Residential REITs — 0.4%
American Homes 4 Rent, Class A	5,602	193,997
AvalonBay Communities, Inc.	2,655	588,109
Camden Property Trust	2,414	274,496
Equity LifeStyle Properties, Inc.	2,892	189,281
Equity Residential	8,876	626,912
Essex Property Trust, Inc.	1,361	387,300
Invitation Homes, Inc.	12,071	376,012
Mid-America Apartment Communities, Inc.	3,197	487,798

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	2,748	$ 347,622
UDR, Inc.	7,502	313,134
		3,784,661
Retail REITs — 0.4%
Kimco Realty Corp.	27,964	627,792
Realty Income Corp.	22,338	1,220,548
Regency Centers Corp.	3,680	264,371
Simon Property Group, Inc.	12,760	2,218,454
		4,331,165
Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	20,695	4,385,064
Applied Materials, Inc.	23,639	4,263,294
Broadcom, Inc.	65,950	14,592,756
Intel Corp.	179,979	3,496,992
KLA Corp.	2,323	1,714,931
Lam Research Corp.	30,498	2,471,863
Microchip Technology, Inc.	14,490	786,807
Micron Technology, Inc.	46,195	4,214,832
NXP Semiconductors NV	10,637	2,218,346
ON Semiconductor Corp.(a)	12,084	632,477
QUALCOMM, Inc.	46,515	8,043,839
Skyworks Solutions, Inc.	6,648	590,076
Texas Instruments, Inc.	38,018	7,018,503
		54,429,780
Software — 0.9%
Adobe, Inc.(a)	7,664	3,352,617
Gen Digital, Inc.	10,141	272,894
MicroStrategy, Inc., Class A(a)(b)	2,074	694,355
Oracle Corp.	26,565	4,517,644
Zoom Communications, Inc., Class A(a)(b)	10,100	878,094
		9,715,604
Specialized REITs — 1.2%
American Tower Corp.	19,395	3,587,105
Crown Castle, Inc.	18,009	1,607,844
Digital Realty Trust, Inc.	6,755	1,106,874
Equinix, Inc.	1,605	1,466,424
Extra Space Storage, Inc.	5,108	786,632
Gaming & Leisure Properties, Inc.	10,845	524,790
Iron Mountain, Inc.	4,893	496,982
Millrose Properties, Inc., Class A(a)	5,121	56,638
Public Storage	3,972	1,185,563
VICI Properties, Inc.	43,861	1,305,742
Weyerhaeuser Co.	30,603	937,064
		13,061,658
Specialty Retail — 3.0%
Best Buy Co., Inc.	8,149	699,673
CarMax, Inc.(a)	3,673	314,556
Dick’s Sporting Goods, Inc.	1,509	362,235
Home Depot, Inc. (The)	41,359	17,039,081
Lowe’s Cos., Inc.	23,645	6,148,646
O’Reilly Automotive, Inc.(a)	1,608	2,081,427
TJX Cos., Inc. (The)	27,358	3,414,005
Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	10,344	$ 562,300
Ulta Beauty, Inc.(a)	1,056	435,230
Williams-Sonoma, Inc.	2,246	474,737
		31,531,890
Technology Hardware, Storage & Peripherals — 8.4%
Apple Inc.	351,183	82,879,188
Dell Technologies, Inc., Class C	7,785	806,526
Hewlett Packard Enterprise Co.	54,081	1,145,976
HP, Inc.	40,003	1,300,098
NetApp, Inc.	4,742	578,998
Seagate Technology Holdings PLC	8,493	818,386
Western Digital Corp.(a)	14,326	933,052
		88,462,224
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	48,987	3,767,100
Tobacco — 1.2%
Altria Group, Inc.	70,714	3,693,392
Philip Morris International, Inc.	64,639	8,415,998
		12,109,390
Trading Companies & Distributors — 0.1%
Ferguson Enterprises, Inc.	3,372	610,737
United Rentals, Inc.	876	664,060
		1,274,797
Water Utilities — 0.0%
American Water Works Co., Inc.	3,435	428,138
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	11,736	2,734,136
Total Long-Term Investments — 99.8% (Cost: $822,971,230)		1,051,505,877
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	2,474,224	2,475,461
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	1,571,879	1,571,879
Total Short-Term Securities — 0.4% (Cost: $4,046,602)		4,047,340
Total Investments — 100.2% (Cost: $827,017,832)		1,055,553,217
Liabilities in Excess of Other Assets — (0.2)%		(1,708,586)
Net Assets — 100.0%		$ 1,053,844,631

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,558,842	$ —	$ (1,082,425)(a)	$ (1,144)	$ 188	$ 2,475,461	2,474,224	$ 23,859 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,792,039	—	(220,160)(a)	—	—	1,571,879	1,571,879	78,171	—
BlackRock, Inc.	4,490,108	704,290	(798,290)	45,377	1,769,528	6,211,013	5,775	88,164	—
				$ 44,233	$ 1,769,716	$ 10,258,353		$ 190,194	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	20	03/21/25	$ 1,912	$ 60,315
E-Mini S&P Communication Services Select Sector Index	2	03/21/25	269	7,638
				$ 67,953
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Morningstar Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,051,449,239	$ 56,638	$ —	$ 1,051,505,877
Short-Term Securities
Money Market Funds	4,047,340	—	—	4,047,340
	$ 1,055,496,579	$ 56,638	$ —	$ 1,055,553,217
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 67,953	$ —	$ —	$ 67,953

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust